INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2023
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

NOTE 8 — INCOME AND SOCIAL CONTRIBUTION TAXES

In Brazil, income taxes include federal income tax (IRPJ) and social contribution (CSLL), which represents an additional federal income tax. The statutory rates for income tax and social contribution are 25% and 9%, respectively, and are applicable for the years ended December 31, 2023, 2022 and 2021. The foreign subsidiaries of the Company are subject to taxation at rates ranging between 23% and 35%, without considering there are subsidiaries abroad with zero tax rate, which have mainly financial activities. The differences between the Brazilian tax rates and the rates of other countries are presented under “Difference in tax rates in foreign companies” in the reconciliation of income tax and social contribution below.

a) Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income are as follows:

	2023	2022	2021
Income (loss) before income taxes	9,346,605	15,859,027	20,272,568
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(3,177,846)	(5,392,069)	(6,892,673)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	281,754	66,851	403,431
- Equity in earnings of unconsolidated companies	281,386	391,621	191,474
- Interest on equity (Note 2.14)	302,602	566,740	406,022
- Interests on tax lawsuits*	134,131	20,442	551,624
- Tax credits and incentives	16,634	36,779	112,521
- Deferred tax assets not recognized / Realization, net	44,000	58,402	482,497
- Other permanent differences, net	307,717	(128,241)	31,474
Income and social contribution taxes	(1,809,622)	(4,379,475)	(4,713,630)
Current	(1,810,459)	(3,709,414)	(4,306,223)
Deferred	837	(670,061)	(407,407)

* On September 24, 2021, the Federal Supreme Court finalized the judgment of Topic 962, deciding unanimously that the IR and CS levy was not due on the amounts related to interests (Selic rate) on tax lawsuits. Thus, the effects of such judgment were considered to the tax calculation applied to the interests recorded in each period.

b) Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates:

	Balance as of	Recognized in		Comprehensive	Balance as of
	January 1, 2021	income	Others	Income	December 31, 2021
Tax loss carryforward	1,220,485	(556,480)	(24,312)	10,156	649,849
Social contribution tax losses	290,276	(187,814)	20,625	—	123,087
Provision for tax, civil and labor liabilities	385,463	37,256	—	33	422,752
Benefits granted to employees	392,257	(35,812)	—	(57,828)	298,617
Other temporary differences	501,114	(144,352)	—	2,312	359,074
Deferred exchange variance	1,057,541	511,763	—	7	1,569,311
Provision for losses	35,520	6,576	—	(5,832)	36,264
Fair value adjustments on businesses acquired	(550,864)	(38,544)	—	(39,213)	(628,621)
	3,331,792	(407,407)	(3,687)	(90,365)	2,830,333

Non-current assets	3,393,354				2,929,308
Non-current liabilities	(61,562)				(98,975)

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2021	income	Others	Income	December 31, 2022
Tax loss carryforward	649,849	17,112	41	(27,956)	639,046
Social contribution tax losses	123,087	50,492	—	—	173,579
Provision for tax, civil and labor liabilities	422,752	108,240	(5,295)	(539)	525,158
Benefits granted to employees	298,617	(88)	—	(98,756)	199,773
Other temporary differences	359,074	(191,137)	—	179,114	347,051
Deferred exchange variance	1,569,311	(735,097)	—	121	834,335
Provision for losses	36,264	7,607	—	(134)	43,737
Fair value adjustments on businesses acquired	(628,621)	72,810	(3,142)	(135,590)	(694,543)
	2,830,333	(670,061)	(8,396)	(83,740)	2,068,136

Non-current assets	2,929,308				2,164,477
Non-current liabilities	(98,975)				(96,341)

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2022	income	Others	Income	December 31, 2023
Tax loss carryforward	639,046	209,405	88,975	(10)	937,416
Social contribution tax losses	173,579	67,505	—	—	241,084
Provision for tax, civil and labor liabilities	525,158	55,830	—	(40)	580,948
Benefits granted to employees	199,773	(276)	—	(106,576)	92,921
Other temporary differences	347,051	56,739	—	(120,863)	282,927
Deferred exchange variance	834,335	(410,931)	—	223	423,627
Provision for losses	43,737	49,696	—	(33)	93,400
Fair value adjustments on businesses acquired	(694,543)	(27,131)	—	84,661	(637,013)
	2,068,136	837	88,975	(142,638)	2,015,310

Non-current assets	2,164,477				2,219,461
Non-current liabilities	(96,341)				(204,151)

The recoverability analysis of deferred tax balances related to tax loss carryforward and social contribution tax losses performed by the Company and approved by its Board of Directors are based on its business plans and aligned with other projections and analysis performed by the Company as, for example, the impairment of assets tests.

c) Estimated recovery and reversal of income and social contribution tax assets and liabilities are as follows:

	Assets		Liabilities
	2023	2022	2023	2022
2023	—	622,110	—	—
2024	441,109	458,222	(90,751)	(46,976)
2025	406,774	435,473	(29,983)	(29,100)
2026	379,248	221,496	(29,219)	(7,259)
2027	273,083	212,803	(11,698)	(5,637)
2028 on	719,247	214,373	(42,500)	(7,369)
	2,219,461	2,164,477	(204,151)	(96,341)

d) Tax Assets not booked:

Due to the lack of expectation to use tax losses, negative social contribution base and deferred exchange variation arising from some operations in Brazil, the Company did not recognize a portion of tax assets of R$ 282,387 (R$ 239,989 on December 31, 2022), which do not have an expiration date. The subsidiaries abroad had R$ 569,714 (R$ 1,105,130 as of December 31, 2022) of tax credits on capital losses for which deferred tax assets have not been recognized and which expire between 2029 and 2035 and also several Unrecognized tax loss carryforwards from state credits in the United States in the amount of R$ 277,348 (R$ 334,475 as of December 31, 2022), which expire at various dates between 2024 and 2044.